CONSOLIDATED STATEMENT OF PREDECESSOR OWNERS' NET INVESTMENT (DEFICIT) {Stockholder's equity) (Owners' Net Investment (Deficit), USD $)	Owners' Net Investment (Deficit) USD ($)
Balance of investment at Dec. 31, 2010	$ 11,686
Distributions to owners	(26,416)
Net income	8,322
Balance of investment, at Apr. 30, 2011	$ (6,408)